Annual Total Returns - BLACKROCK BALANCED CAPITAL FUND, INC. (Institutional, Investor C, Investor A and Class R) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK BALANCED CAPITAL FUND, INC. - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	2.58%
Annual Return 2012	12.38%
Annual Return 2013	20.03%
Annual Return 2014	10.60%
Annual Return 2015	0.15%
Annual Return 2016	8.20%
Annual Return 2017	14.24%
Annual Return 2018	(3.41%)
Annual Return 2019	21.57%
Annual Return 2020	15.12%